Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Future Minimum Lease Payments

At December 31, 2012, future minimum lease payments required under operating leases having initial or remaining non-cancelable lease terms in excess of one year are as follows:

(dollars in millions)
2013	$3.7
2014	1.1
2015	0.9
2016	0.5
2017	—
Thereafter	1.0

Total	$7.2